Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations (Details) (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Consulting fees	$ 948	$ 300,506	$ 509,196
Director fees	0	201,000	0
Mineral property interests	0	178,677	105,212
Salaries and benefits	0	203,027	32,974
Share-based Compensation	$ 948	$ 883,210	$ 647,382	$ 4,575,260